Deferred Tax Liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Deferred Tax Liabilities [Abstract]
Schedule of Movement in Deferred Tax Liabilities	Movement in deferred tax liabilities are as follows:
	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	USD
Accelerated tax depreciation
At beginning of financial year	202,000	218,718	46,381
Charged to profit or loss (Note 18)	16,718	167,356	35,489
At end of financial year	218,718	386,074	81,870